As filed with the Securities and Exchange Commission on August 25, 2000 Registration Nos.
333-14131
811-07859

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.                              [ ]
Post-Effective Amendment No. 5                           [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 5                                          [X]
                    (Check appropriate box or boxes)

                              SEPARATE ACCOUNT B
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive
                       Newport Beach, California  92660
             (Address of Depositor's Principal Executive Offices)

                                (949) 219-3743
             (Depositor's Telephone Number, including Area Code)

                               Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                       Newport Beach, California  92660
              (Name and Address of Agent for Service of Process)

                       Copies of all communications to:

          Diane N. Ledger                         Jane A. Kanter, Esq.
   Pacific Life Insurance Company                Dechert Price & Rhoads
           P.O. Box 9000                          1775 Eye Street, N.W.
Newport Beach, California 92658-9030          Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering ________________________________

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on August 28, 2000 pursuant to paragraph (b) of Rule 485
[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account under Pacific Select Variable Annuity II individual flexible premium deferred variable annuity contracts.

Filing Fee: None

                                  PROSPECTUS

(Included in Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-4, Accession No. 0000912057-00-019866, filed on April 27, 2000, and incorporated by reference herein.)

                     STATEMENT OF ADDITIONAL INFORMATION

(Included in Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-4, Accession No. 0000912057-00-019866 filed on April 27, 2000, and incorporated by reference herein.)

                      Supplement Dated August 28, 2000 to
                        Prospectus Dated May 1, 2000 for
        Pacific Select Variable Annuity II, a variable annuity contract issued by Pacific Life Insurance Company

                          -----------------------------------------------------
Termination of the         The assets of Pacific Select Fund Bond and Income
Bond and                   Portfolio, the underlying Portfolio for the Bond
Income Investment          and Income Subaccount, are scheduled to be
Option                     transferred to the Pacific Select Fund Managed Bond
                           Portfolio in exchange for shares of the Managed
Other terms of your        Bond Portfolio (the "reorganization") on September
policy will not change     22, 2000, at or about 4:00 p.m. Eastern time (the
as a result of the         "reorganization date"). At the same time that this
transaction described      reorganization occurs, the corresponding Subaccount
in this supplement.        Units and Subaccount Annuity Units of the Bond and
                           Income Subaccount will automatically be transferred to the Managed Bond Subaccount in exchange for corresponding units of that Investment Option. The
                           Bond and Income Subaccount will cease to exist.

                           You need not take any action regarding the reorganization. The transfer of your units will occur automatically on the reorganization date.

                           If you do not wish to participate in the Managed Bond Investment Option, you can transfer among the Investment Options as usual. There will be no charge on transfers for at least 60 days from the reorganization date. Thereafter, Pacific Life reserves the right to impose transfer fees for transfers as stated in the Prospectus, but there is no current plan to do so. Any transfer made during this time will not count toward any limitation we may impose on the number of transfers you may make annually.

                           Unless you instruct us otherwise, to the extent any outstanding instruction you have on file with us designates the Bond and Income Subaccount, the instruction will be deemed an instruction for the Managed Bond Subaccount. Instructions include, but are not limited to instructions for Purchase Payment allocations, any transfer or exchange instructions, including instructions under the Portfolio Rebalancing, Dollar Cost Averaging, and Sweep Programs, and Partial Withdrawal instructions.

                          -----------------------------------------------------
Postponement of the        The reorganization date may be postponed if:
Transaction
                           . the New York Stock Exchange or another primary
If the reorganization        trading market for Portfolio securities of the
date of the Bond and         Bond and Income Portfolio and/or the Managed Bond
Income Portfolio is          Portfolio is closed to trading or otherwise
postponed, the               restricted, or
corresponding transfer
from the Bond and          . trading or the reporting of trading on the New
Income Variable              York Stock Exchange or other primary trading
Account to the Managed       market is disrupted and the Fund's board of
Bond Variable Account        trustees believes the value of the net assets in
will also be                 either Portfolio cannot be accurately appraised.
postponed.
                           If either of these events occur, the transaction described above will be postponed until the first business day after trading is fully resumed and reporting has been restored.

                       This supplement changes page 7 of the Prospectus with the following:

                       --------------------------------------------------------
                       Other Expenses
An Overview of         The table also shows the Fund expenses for each
Pacific Select         Portfolio based on expenses in 1999, adjusted to
Variable Annuity       reflect recently reduced custody fees. To help limit
II: Fees and           Fund expenses, effective July 1, 2000 we have
Expenses Paid by       contractually agreed to waive all or part of our
the Pacific Select     investment advisory fees or otherwise reimburse each
Fund: Other            Portfolio for operating expenses (including
Expenses is            organizational expenses, but not including advisory
replaced               fees, additional costs associated with foreign
                       investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets.
                       Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap. For each Portfolio, our right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap, but do not exceed the previously established 0.25% expense cap. Any amounts repaid to us will have the effect of increasing expenses of the Portfolio, but not above the 0.10% expense cap. There is no guarantee that we will continue to cap expenses after December 31, 2001. In
                       1999, Pacific Life reimbursed the Small-Cap Index
                       Portfolio $96,949.

                    -----------------------------------------------------------------------
                                                                    Less
                                        Advisory Other    Total     adviser's     Total net
                    Portfolio           fee      expenses expenses+ reimbursement expenses
                    -----------------------------------------------------------------------
                                            As an annual % of average daily net assets
                    Aggressive Equity     0.80     0.04     0.84          --        0.84
                    Emerging Markets/1/   1.10     0.19     1.29          --        1.29
                    Diversified
                     Research/2/          0.90     0.05     0.95          --        0.95
                    Small-Cap Equity      0.65     0.04     0.69          --        0.69
                    International
                     Large-Cap/2/         1.05     0.10     1.15          --        1.15
                    Bond and Income       0.60     0.05     0.65          --        0.65
                    Equity                0.65     0.03     0.68          --        0.68
                    I-Net Tollkeeper/2/   1.50     0.14     1.64        (0.04)      1.60
                    Multi-Strategy        0.65     0.04     0.69          --        0.69
                    Equity Income         0.65     0.04     0.69          --        0.69
                    Growth LT             0.75     0.03     0.78          --        0.78
                    Mid-Cap Value         0.85     0.07     0.92          --        0.92
                    Equity Index/3/       0.25     0.04     0.29          --        0.29
                    Small-Cap Index       0.50     0.30     0.80        (0.20)      0.60
                    REIT                  1.10     0.15     1.25        (0.05)      1.20
                    International Value   0.85     0.09     0.94          --        0.94
                    Government Securities 0.60     0.05     0.65          --        0.65
                    Managed Bond/1/       0.60     0.05     0.65          --        0.65
                    Money Market/1/       0.35     0.04     0.39          --        0.39
                    High Yield Bond/1/    0.60     0.05     0.65          --        0.65
                    Large-Cap Value       0.85     0.08     0.93          --        0.93
                    -----------------------------------------------------------------------

                       /1/ Total adjusted net expenses for these Portfolios in
                           1999, after deduction of an offset for custodian credits were: 1.28% for Emerging Markets Portfolio, 0.64% for Managed Bond Portfolio, 0.38% for Money Market Portfolio, and 0.64% for High Yield Bond Portfolio.

                       /2/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these Portfolios in 1999 because the Portfolios started after December 31, 1999.

                       /3/ Total adjusted net expenses for the Equity Index
                           Portfolio in 1999, after deduction of an offset for custodian credits, were 0.28%. The advisory fee for the Portfolio has also been adjusted to reflect the advisory fee increase effective January 1, 2000. The actual advisory fee and total adjusted net expenses for this Portfolio in 1999, after deduction of an offset for custodian credits, were 0.16% and 0.19%, respectively.

                       + The Fund has adopted a brokerage enhancement 12b-1 plan, under which brokerage transactions may be placed with broker-dealers in return for credits, cash, or other compensation that may be used to help promote distribution of Fund shares. There are no fees or charges to any Portfolio under this plan, although the Fund's distributor may defray expenses of up to approximately $300,000 for the year 2000, which it might otherwise incur for distribution. If such defrayed amount were considered a Fund expense, it would represent approximately .0023% or less of any Portfolio's average daily net assets.

                      ---------------------------------------------------------
Examples is amended    The following is added to Examples on page 8 of the
                       Prospectus:

                       The following table shows the expenses you would pay on each $1,000 you invested if, at the end of each period, you: annuitized your Contract; surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

                       These examples assume the following:

                       . the Contract Value starts at $35,000

                       . the Investment Options have an annual return of 5%

                       . the Annual Fee is deducted for Contract Values less
                         than $50,000, after deducting any outstanding loan and interest

                       . no Annual Fee is deducted for annuitized amounts or
                         Contract Values of $50,000 or more.

                       These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

                   ---------------------------------------------------------------------------------------


                                                                                      Expenses if you did
                                                                                      not annuitize or
                                            Expenses if you      Expenses if you      surrender, but left
                                            annuitized           surrendered          the money in your
                                            your Contract ($)    your Contract ($)    Contract ($)
                   ---------------------------------------------------------------------------------------
                   Variable Account         1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   ---------------------------------------------------------------------------------------
                   Aggressive Equity        87   72   124  265   87   117  133  265   24   72   124  265
                   ---------------------------------------------------------------------------------------
                   Emerging Markets         91   86   146  308   91   131  155  308   28   86   146  308
                   ---------------------------------------------------------------------------------------
                   Diversified Research     88   76   129  276   88   121  138  276   25   76   129  276
                   ---------------------------------------------------------------------------------------
                   Small-Cap Equity         84   65   112  240   84   110  121  240   21   65   112  240
                   ---------------------------------------------------------------------------------------
                   Bond and Income          85   68   117  250   85   113  126  250   22   68   117  250
                   ---------------------------------------------------------------------------------------
                   International Large-Cap  90   82   139  295   90   127  148  295   27   82   139  295
                   ---------------------------------------------------------------------------------------
                   Equity                   85   68   116  248   85   113  125  248   22   68   116  248
                   ---------------------------------------------------------------------------------------
                   I-Net Tollkeeper         94   95   162  338   94   140  171  338   31   95   162  338
                   ---------------------------------------------------------------------------------------
                   Multi-Strategy           85   68   116  249   85   113  125  249   22   68   116  249
                   ---------------------------------------------------------------------------------------
                   Equity Income            85   68   116  249   85   113  125  249   22   68   116  249
                   ---------------------------------------------------------------------------------------
                   Growth LT                86   71   121  259   86   116  130  259   23   71   121  259
                   ---------------------------------------------------------------------------------------
                   Mid-Cap Value            87   75   128  273   87   120  137  273   24   75   128  273
                   ---------------------------------------------------------------------------------------
                   Equity Index             81   55    95  206   81   100  104  206   18   55    95  206
                   ---------------------------------------------------------------------------------------
                   Small-Cap Index          85   68   116  249   85   113  125  249   22   68   116  249
                   ---------------------------------------------------------------------------------------
                   REIT                     90   83   142  300   90   128  151  300   27   83   142  300
                   ---------------------------------------------------------------------------------------
                   International Value      88   75   129  275   88   120  138  275   25   75   129  275
                   ---------------------------------------------------------------------------------------
                   Government Securities    85   67   114  245   85   112  123  245   22   67   114  245
                   ---------------------------------------------------------------------------------------
                   Managed Bond             85   66   114  244   85   111  123  244   22   66   114  244
                   ---------------------------------------------------------------------------------------
                   Money Market             82   59   100  217   82   104  109  217   19   59   100  217
                   ---------------------------------------------------------------------------------------
                   High Yield Bond          85   66   114  244   85   111  123  244   22   66   114  244
                   ---------------------------------------------------------------------------------------
                   Large-Cap Value          87   75   128  274   87   120  137  274   24   75   128  274
                   ---------------------------------------------------------------------------------------

Part C:  OTHER INFORMATION

     Item 24.  Financial Statements and Exhibits
               ---------------------------------

               (a)  Financial Statements

                    Part A: None

                    Part B:

                    (1)  Registrant's Financial Statements

                    Audited Financial Statements dated as of December 31, 1999 which are incorporated by reference from the 1999 Annual Report include the following for Separate Account B:

                         Statements of Assets and Liabilities
                         Statements of Operations
                         Statements of Changes in Net Assets
                         Notes to Financial Statements

                    (2)  Depositor's Financial Statements

                    Audited Consolidated Financial Statements dated as of December 31, 1999 and 1998 and for the three year period ended December 31, 1999, included in Part B include the following for Pacific Life:

                         Independent Auditor's Report
                         Consolidated Statements of Financial Condition Consolidated Statements of Operations
                         Consolidated Statements of Stockholder's Equity Consolidated Statements of Cash Flows
                         Notes to Consolidated Financial Statements

               (b)  Exhibits

                    1.  (a)  Resolution of the Board of Directors of the
                             Depositor authorizing establishment of Separate Accounts and Memorandum establishing Separate Account B./1/

                        (b) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws./3/

                    2.      Not applicable

                    3.  (a) Distribution and Wholesaling Agreement between
                            Pacific Mutual Life and Pacific Equities Network ("PEN") (Now named Pacific Mutual Distributors, Inc. ("PMD")/1/

                        (b) Form of Selling Agreement between Pacific Mutual
                            Life, PMD and Various Broker-Dealers/2/

                    4.  (a) Form of Individual Flexible Premium Variable
                            Accumulation Deferred Annuity Contract, Form 90-53
                            /2/

                        (b) Qualified Plan Loan Endorsement/1/

                        (c) Individual Retirement Annuity Rider/1/

                        (d) Qualified Pension Plan Rider/1/

                        (e) 403(b) Tax Sheltered Annuity Rider/1/

                        (f) Section 457 Plan Rider/1/

                        (g) Individual Retirement Annuity Rider (R-IRA 198)/3/

                        (h) Roth Individual Retirement Annuity Rider (R-RIRA
                            198) /3/

                        (i) Simple Individual Retirement Annuity Rider (R-SIRA
                            198)/3/

                    5.  (a) Application Form for Individual Flexible Premium
                            Deferred Variable Annuity Contract/3/

                         (b)  Application/Confirmation Form/4/

                   6.    (a)  Articles of Incorporation of Pacific Life/3/

                         (b)  By-laws of Pacific Life/3/

                   7.    Not applicable

                   8.    Fund Participation Agreement/4/

                   9. Opinion and Consent of legal officer of Pacific Mutual as to the legality of Contracts being registered/1/

                  10.    (a)  Independent Auditors' Consent/4/

                         (b)  Consent of Dechert Price & Rhoads/1/

                  11.    Not applicable

                  12.    Not applicable

                  13.    Performance Calculations/4/

                  14.    Not applicable

                  15.    Powers of Attorney/4/

                  16.    Not applicable


/1/ Included in Registrant's Form Type N-4 EL, File No. 333-14131, Accession No.
    0000950150-96-001122 filed on October 15, 1996 and incorporated by reference herein.

/2/ Included in Registrant's Form Type N-4/B, File No. 333-14131, Accession No.
    0000950150-97-000477 filed on April 1, 1997 and incorporated by reference herein.

/3/ Included in Registrant's Form Type N-4/B, File No. 333-14131, Accession No.
    0000950150-98-000694 filed on April 30, 1998 and incorporated by reference herein.

/4/ Included in Registrant's Form Type N-4/B, File No. 333-14131, Accession No.
    0000912057-00-019866 filed on April 27, 2000 and incorporated by reference herein.

Item 25.  Directors and Officers of Pacific Life
          --------------------------------------

                            Positions and Offices
Name and Address            with Pacific Life
----------------            ---------------------

Thomas C. Sutton            Director, Chairman of the Board, and
                            Chief Executive Officer

Glenn S. Schafer            Director and President

Khanh T. Tran               Director, Senior Vice President and Chief Financial
                            Officer

David R. Carmichael         Director, Senior Vice President and General
                            Counsel

Audrey L. Milfs             Director, Vice President and Corporate
                            Secretary

Edward R. Byrd              Vice President and Controller

Brian D. Klemens            Vice President and Treasurer

Gerald W. Robinson          Executive Vice President

___________________________________

The address for each of the persons listed above is as follows:

          700 Newport Center Drive
          Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account B

          The following is an explanation of the organization chart of Pacific Life's subsidiaries:

                   PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
                                     LEGAL STRUCTURE

          Pacific Life is a California Stock Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 99% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Pacific Life is the parent company of Pacific Asset Management LLC (a Delaware Limited Liability Company), Pacific Life & Annuity Company, formerly known as PM Group Life Insurance Company (an Arizona Corporation), Pacific Select Distributors, Inc. (formerly known as Pacific Mutual Distributors, Inc.), and World-Wide Holdings Limited (a United Kingdom Corporation). Pacific Life also has a 40% ownership of American Maturity Life Insurance Company (a Connecticut Corporation), a 50% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company and a 95% ownership of Grayhawk Golf Holdings, LLC). A subsidiary of Pacific Mezzanine Associates, L.L.C. is Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company) who is the sole general partner of the PMI Mezzanine Fund, L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Asset Management LLC are PMRealty Advisors Inc., Pacific Financial Products Inc. (a Delaware Corporation), PPA LLC (a Delaware Limited Liability Company), CCM LLC (a Delaware Limited Liability Company), NFJ LLC (a Delaware Limited Liability Company), and PIMCO Holding LLC (a Delaware Limited Liability Company). Pacific Asset Management LLC has a 32% beneficial economic interest in PIMCO Advisors L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Select Distributors, Inc. include: Associated Financial Group, Inc.; Mutual Service Corporation (a Michigan Corporation), along with its subsidiaries Advisors' Mutual Service Center, Inc. (a Michigan Corporation) and Titan Value Equities Group, Inc.; and United Planners' Group, Inc. (an Arizona Corporation), along with its subsidiary United Planners' Financial Services of America (an Arizona Limited Partnership). Subsidiaries of World-Wide Holdings Limited include: World-Wide Reassurance Company Limited (a United Kingdom Corporation) and World-Wide Reassurance Company (BVI) Limited (a British Virgin Islands Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.


Item 27.  Number of Contractholders
          -------------------------

          Approximately        409 Qualified
                               932 Non Qualified

Item 28. Indemnification
         ---------------

     (a) The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. ("PSD", formerly known as Pacific Mutual Distributors, Inc.) provides substantially as follows:

         Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

         PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

     (b) The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. ("PSD", formerly known as Pacific Mutual Distributors, Inc.) and Various Broker-Dealers provides substantially as follows:

         Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the "Fund") filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. Of this Agreement.

         Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker-Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 29. Principal Underwriters
         ----------------------
     (a) PSD (formerly PMD) also acts as principal underwriter for Pacific Select Separate Account, Pacific Select Exec Separate Account, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Separate Account A and Pacific Select Fund.

     (b) For information regarding PSD (formerly PMD), reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

         (c) PSD (formerly PMD) retains no compensation or net discounts or commissions from the Registrant.

Item 30. Location of Accounts and Records
         --------------------------------

             The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31.  Management Services
          -------------------

          Not applicable

Item 32.  Undertakings
          ------------

          The registrant hereby undertakes:

          (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

          (b) to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the prospectus.

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations
--------------------------

          (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of
              Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

          (b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program and the provisions of paragraphs (a)-(d) of the Rule have been complied with.

          (c) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract ("Contract") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

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

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 25th day of August, 2000.

                              SEPARATE ACCOUNT B
                                 (Registrant)

                BY:  PACIFIC LIFE INSURANCE COMPANY

                BY:  __________________________________
                     Thomas C. Sutton*
                     Chairman and Chief Executive Officer

                BY:  PACIFIC LIFE INSURANCE COMPANY
                             (Depositor)

                BY:  __________________________________
                     Thomas C. Sutton*
                     Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Signature                           Title                         Date

____________________    Director, Chairman of the Board    August 25, 2000
Thomas C. Sutton*       and Chief Executive Officer

____________________    Director and President             August 25, 2000
Glenn S. Schafer*

____________________    Director, Senior Vice              August 25, 2000
Khanh T. Tran*          President and Chief Financial
                        Officer

____________________    Director, Senior Vice              August 25, 2000
David R. Carmichael*    President and General Counsel

____________________    Director, Vice President and       August 25, 2000
Audrey L. Milfs*        Corporate Secretary

____________________    Vice President and Controller      August 25, 2000
Edward R. Byrd*

____________________    Vice President and Treasurer       August 25, 2000
Brian D. Klemens*

____________________    Executive Vice President           August 25, 2000
Gerald W. Robinson*


*BY:  /s/ DAVID R. CARMICHAEL                              August 25, 2000
      David R. Carmichael
      as attorney-in-fact


(Powers of Attorney are contained in Post-Effective Amendment No. 4 of the Registration Statement filed on April 27, 2000 on Form N-4, Accession No. 0000912057-00-019866 as Exhibit 15.)

                                       9